SUBORDINATED DEBT AND DEBENTURES	12 Months Ended
Dec. 31, 2021
SUBORDINATED DEBT AND DEBENTURES [Abstract]
SUBORDINATED DEBT AND DEBENTURES
NOTE 10 – SUBORDINATED DEBT AND DEBENTURES

Subordinated Debt

In May 2020, we issued $40.0 million of fixed to floating subordinated notes with a ten year maturity (May 31, 2030 maturity date) and a five year call option.  The initial coupon rate is 5.95% fixed for five years and then floats at the Secured Overnight Financing Rate (“SOFR”) plus 5.825%.  These notes are presented in the Consolidated Statement of Financial Condition under the caption “Subordinated debt” and the balances of $39.4 million and $39.3 million at December 31, 2021 and 2020, respectively are net of remaining unamortized deferred issuance costs of approximately $0.6 million and $0.7 million, respectively that are being amortized through the maturity date into interest expense on other borrowings and subordinated debt and debentures in our Consolidated Statement of Operations. We may redeem the notes, in whole or in part, on or after May 31, 2025, and redeem the notes at any time in whole upon certain other events. Any redemption of the notes will be subject to prior regulatory approval to the extent required.

Subordinated Debentures

We have formed various special purpose entities (the ‘‘trusts’’) for the purpose of issuing trust preferred securities in either public or pooled offerings or in private placements. Independent Bank Corporation owns all of the common stock of each trust and has issued subordinated debentures to each trust in exchange for all of the proceeds from  the  issuance  of  the common stock and the trust preferred securities. Trust preferred securities totaling $38.4 million and $38.3 million at December 31, 2021 and 2020, respectively qualified as Tier 1 regulatory capital.

These trusts are not consolidated with Independent Bank Corporation and accordingly, we report the common securities of the trusts held by us in accrued income and other assets and the subordinated debentures that we have issued to the trusts in the liability section of our Consolidated Statements of Financial Condition.

As the result of a previous acquisition we acquired TCSB Statutory Trust I as summarized in the tables below at a discount. The discount at acquisition totaled $1.4 million and is being amortized through its maturity date and is included in interest expense – other borrowings and subordinated debt and debentures in the Consolidated Statements of Operations.

Summary information regarding subordinated debentures as of December 31 follows:

		2021
Entity Name	Issue Date
		Subordinated Debentures	Trust Preferred Securities Issued	Common Stock Issued
		(In thousands)
IBC Capital Finance III	May 2007	$12,372	$12,000	$372
IBC Capital Finance IV	September 2007	15,465	15,000	465
Midwest Guaranty Trust I	November 2002	7,732	7,500	232
TCSB Statutory Trust I	March 2005	5,155	5,000	155
Discount on TCSB Statutory Trust I		(1,132)	(1,132)	-
		$39,592	$38,368	$1,224

		2020
Entity Name	Issue Date
		Subordinated Debentures	Trust Preferred Securities Issued	Common Stock Issued
		(In thousands)
IBC Capital Finance III	May 2007	$12,372	$12,000	$372
IBC Capital Finance IV	September 2007	15,465	15,000	465
Midwest Guaranty Trust I	November 2002	7,732	7,500	232
TCSB Statutory Trust I	March 2005	5,155	5,000	155
Discount on TCSB Statutory Trust I		(1,200)	(1,200)	-
		$39,524	$38,300	$1,224

Other key terms for the subordinated debentures and trust preferred securities that were outstanding at December 31, 2021 and 2020 follow:

Entity Name	Maturity Date	Interest Rate	First Permitted Redemption Date

IBC Capital Finance III	July 30, 2037	3 month LIBOR plus 1.60%	July 30, 2012
IBC Capital Finance IV	September 15, 2037	3 month LIBOR plus 2.85%	September 15, 2012
Midwest Guaranty Trust I	November 7, 2032	3 month LIBOR plus 3.45%	November 7, 2007
TCSB Statutory Trust I	March 17, 2035	3 month LIBOR plus 2.20%	March 17, 2010

The subordinated debentures and trust preferred securities are cumulative and have a feature that permits us to defer distributions (payment of interest) from time to time for a period not to exceed 20 consecutive quarters. Interest is payable quarterly on each of the subordinated debentures and trust preferred securities and no distributions were deferred at December 31, 2021 and 2020.

We have the right to redeem the subordinated debentures and trust preferred securities (at par) in whole or in part from time to time on or after the first permitted redemption date specified above or upon the occurrence of specific events defined within the trust indenture agreements.

Distributions (payment of interest) on the trust preferred securities are included in interest expense – other borrowings and subordinated debt and debentures in the Consolidated Statements of Operations.